Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended
	May 05, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Equity method investment, ownership percentage		74.90%
Debt Amount Redeemed	$ 625,300,000
Embedded derivative liability		0	0	4,295,000
8.875% Senior Notes due January 2015 [Member]
Interest rate	8.875%
Debt Amount Redeemed	400,000,000
Embedded derivative liability		$ 0
Debt instrument, maturity date	2015